20. Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Federal AMT credit	$ 16
Increase (decrease) in valuation allowance	2,150	$ 6,453	$ 45,870
Unrecognized tax benefits	0	$ 0	0
Undistributed earnings			$ 32,450	$ 33,591
Federal [Member]
Net operating loss carryforward	$ 323,241
Operating loss carryforward beginning expiration date	Dec. 31, 2028
State [Member]
Net operating loss carryforward	$ 216,675
Operating loss carryforward beginning expiration date	Dec. 31, 2021
Foreign [Member]
Net operating loss carryforward	$ 11,182
Operating loss carryforward beginning expiration date	Dec. 31, 2021